Segment Information - Summary of Operating Results by Geographical Areas (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure of geographical areas [line items]
Turnover		€ 51,980	€ 50,982	€ 53,715
Non-current assets	[2]	43,744	42,111	41,112
Country of Domicile [Member]
Disclosure of geographical areas [line items]
Turnover		3,508	3,679	3,849
Non-current assets	[2]	4,705	4,336	4,101
United States [member]
Disclosure of geographical areas [line items]
Turnover		8,702	8,305	8,532
Non-current assets	[2]	13,326	12,471	12,110
Others [Member]
Disclosure of geographical areas [line items]
Turnover		39,770	38,998	41,334
Non-current assets	[2]	€ 25,714	€ 25,304	€ 24,901

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet on page 89. Goodwill is attributed to the countries where the acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.